SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-57689) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 48
                                       AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 52

                         VANGUARD MUNICIPAL BOND FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON FEBRUARY 28, 2003, PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT (POST-EFFECTIVE AMENDMENT NO. 47).

February 12, 2003




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD MUNICIPAL BOND FUNDS (THE TRUST)
     FILE NO.  2-57689


Commissioners:


Pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 47th Post-Effective Amendment to the Trust's Registration Statement. Post-Effective Amendment No. 47 originally requested an effective date of February 24, 2003. It is proposed that this filing become effective on February 28, 2003, pursuant to Rule (b)(1)(v) of Rule 485. The contents of the Post-Effective Amendment No. 47, which we filed under Rule 485(a) on December 26, 2002, are hereby incorporated by reference into this letter.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-5854.

Sincerely,



THE VANGUARD GROUP, INC.





Sarah Buescher
Associate Counsel

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 12th day of February, 2003.

                                     VANGUARD MUNICIPAL BOND FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

--------------------------------------------------------------------------------
SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief      February 12, 2003
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D ELLIS         Trustee                         February 12, 2003
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN  Trustee                         February 12, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ RAJIV L. GUPTA          Trustee                         February 12, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BURTON G. MALKIEL       Trustee                         February 12, 2003
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.   Trustee                         February 12, 2003
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON      Trustee                         February 12, 2003
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS       Treasurer and Principal         February 12, 2003
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*


*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.